Segment Reporting Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	$ 35,568.9	[1],[2]	$ 32,681.1	[1],[2]	$ 32,962.2	[1],[2]
Net investment income	918.3		930.8		1,056.3
Interest expense	268.8		246.9		254.6
Depreciation and amortization expense	449.9		447.2		444.4
Income taxes (benefits)	887.5		1,092.1		877.4
Operating earnings (loss)	1,769.6	[3],[4]	1,965.7	[3],[4]	1,555.4	[3],[4]
Segment assets	41,494.5		38,593.1		37,739.4
Health Care [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	32,608.9		30,793.9		31,023.9
Net investment income	310.1		338.2		418.8
Interest expense	0		0		0
Depreciation and amortization expense	445.5		442.2		437.5
Income taxes (benefits)	950.5		1,106.6		954.2
Operating earnings (loss)	1,752.1	[4]	1,955.7	[4]	1,650.1	[4]
Segment assets	24,245.9		21,697.4		20,881.5
Group Insurance [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	1,842.0		1,715.2		1,776.1
Net investment income	281.2		266.0		275.1
Interest expense	0		0		0
Depreciation and amortization expense	4.4		5.0		6.9
Income taxes (benefits)	62.3		72.6		53.0
Operating earnings (loss)	161.5	[4]	153.0	[4]	128.0	[4]
Segment assets	5,697.5		5,392.6		5,039.3
Large Case Pension [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	1,118.0		172.0		162.2
Net investment income	327.0		326.6		362.4
Interest expense	0		0		0
Depreciation and amortization expense	0		0		0
Income taxes (benefits)	(2.4)		1.0		5.0
Operating earnings (loss)	17.8	[4]	20.7	[4]	27.8	[4]
Segment assets	11,551.1		11,503.1		11,818.6
Corporate Financing [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	0		0		0
Net investment income	0		0		0
Interest expense	268.8		246.9		254.6
Depreciation and amortization expense	0		0		0
Income taxes (benefits)	(122.9)		(88.1)		(134.8)
Operating earnings (loss)	(161.8)	[4]	(163.7)	[4]	(250.5)	[4]
Segment assets	$ 0		$ 0		$ 0

[1]	Revenue from the U.S. federal government was $7.4 billion, $7.0 billion and $7.5 billion in 2012, 2011 and 2010, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2012, 2011 and 2010.
[2]	All within the U.S., except approximately $775 million, $590 million and $429 million in 2012, 2011 and 2010, respectively, which were derived from foreign customers.
[3]	In addition to net realized capital gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:•In 2012, we recorded a charge of $78.0 million ($120.0 million pretax) related to the settlement of purported class action litigation regarding Aetna's payment practices related to out-of-network health care providers.•In 2012, we incurred transaction and integration-related costs of $25.4 million ($32.6 million pretax) related to the proposed acquisition of Coventry. Transaction costs include advisory, legal and other professional fees which are not deductible for tax purposes and are reflected in our Consolidated Statements of Income in general and administrative expenses. Transaction costs also include the cost of a bridge credit agreement that was in place prior to permanent financing that was obtained in November 2012 for the proposed Coventry acquisition as well as the negative cost of carry associated with such permanent financing. The cost of the bridge credit agreement is reflected in our Consolidated Statements of Income in interest expense. The components of negative cost of carry associated with the permanent financing are reflected in our Consolidated Statements of Income in interest expense, net investment income, and general and administrative expenses.•In 2012, we incurred a loss on the early extinguishment of long-term debt of $55.2 million ($84.9 million pretax) related to repurchases of certain of our outstanding senior notes.•In 2012, we recorded a severance charge of $24.1 million ($37.0 million pretax). In 2010, we recorded severance and facilities charges of $30.8 million ($47.4 million pretax). The 2012 severance charge and the 2010 severance and facilities charges each related to actions taken that year or committed to be taken in the following year. •In 2011, we announced a voluntary early retirement program. In connection with the voluntary early retirement program, we recorded a charge of $89.1 million ($137.0 million pretax) during 2011.•In 2010, we recorded transaction related costs of $43.1 million ($66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.•Following a Pennsylvania Supreme Court ruling in June 2009, we recorded litigation-related insurance proceeds of $101.5 million ($156.3 million pretax) in 2010 from our liability insurers related to certain litigation we settled in 2003.
[4]	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 130.